SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include the valuation allowance on the Company’s deferred tax assets, and the useful lives of fixed assets.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include: the fair value of the Company’s Common Stock used to measure stock-based compensation for options granted to employees and nonemployees; the valuation allowance on the Company’s deferred tax assets; and the fair value of the convertible notes payable.

Principles of Consolidation

Principles of Consolidation

The accompanying condensed consolidated financial statements include all of the accounts of the Company and its wholly owned subsidiary, OncoSelect® Therapeutics, LLC. All significant intercompany balances and transactions have been eliminated.

Principles of Consolidation

The accompanying consolidated financial statements include all of the accounts of the Company and its wholly owned subsidiary, Oncoselect Therapeutics, LLC. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

Cash and Cash Equivalents

For the purpose of the statement of cash flows, the Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. Cash equivalents are stated at cost, which approximates market value, because of the short maturity of these instruments.

Cash and Cash Equivalents

For the purpose of the statement of cash flows, the Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. Cash equivalents are stated at cost, which approximates market value, because of the short maturity of these instruments.

Concentration of Risk

Concentration of Risk

The Company has significant cash balances at financial institutions which throughout the year regularly exceed the federally insured limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flow.

Concentration of Risk

The Company has significant cash balances at financial institutions which throughout the year regularly exceed the federally insured limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Advertising expense

Advertising expense

The Company expenses all advertising costs as incurred. Advertising expense was approximately $28,000 and $3,000 for the six months and $22,000 and $0 for the three months ended June 30, 2023 and 2022, respectively.

Advertising expense

The Company expenses all advertising costs as incurred. Advertising expense was approximately $3,000 for the year ended December 31, 2022. There were no advertising expenses for the year ended December 31, 2021.

Loss Per Share

Loss Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of shares of the Company’s common stock, par value $0.007 per share (the “Common Stock”) outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to common stockholders by the sum of the weighted-average number of shares of Common Stock outstanding during the period and the weighted-average number of dilutive Common Stock equivalents outstanding during the period, using the treasury stock method. Dilutive Common Stock equivalents are comprised of in-the-money stock options, convertible notes payable, and warrants based on the average stock price for each period using the treasury stock method.

The following potentially dilutive securities have been excluded from the computations of weighted average shares of Common Stock outstanding as of June 30, 2023 and 2022, as they would be anti-dilutive:

	As of June 30,
	2023	2022
Convertible preferred stock	—	776,871
Shares underlying options outstanding	806,392	883,690
Shares underlying warrants outstanding	4,649,952	2,057,740
Shares underlying convertible notes	—	2,552,435
	5,556,344	6,270,736

Loss Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to Common stockholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to Common stockholders by the sum of the weighted-average number of common shares outstanding during the period and the weighted-average number of dilutive common share equivalents outstanding during the period, using the treasury stock method. Dilutive common share equivalents are comprised of in-the-money stock options, convertible notes payable, and warrants, based on the average stock price for each period using the treasury stock method. The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of December 31, 2022 and 2021, as they would be anti-dilutive:

	Year Ended December 31,
	2022	2021
Convertible preferred stock	—	756,558
Shares underlying options outstanding	806,392	878,380
Shares underlying warrants outstanding	4,649,952	1,890,183
Shares underlying convertible notes outstanding	—	2,357,941
	5,456,344	5,883,062

bioAffinity Technologies, Inc.

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2022 and 2021

Revenue Recognition

Revenue Recognition

Revenue is generated in three ways for the six months and three months, respectively, ended June 30, 2023: (1) royalties from the Company’s diagnostic test, CyPath® Lung for approximately $8,000 and $7,000 and $, (2) clinical flow cytometry services provided to Precision Pathology Services related to the Company’s CyPath® Lung test for approximately $3,000 and $3,000, and (3) CyPath® Lung tests purchased by the U.S. Department of Defense (“DOD”) for approximately $10,000 and $10,000 for an observational study, “Detection of Abnormal Respiratory Cell Populations in Lung Cancer Screening Patients Using the CyPath® Lung Assay (NCT05870592),” and research and development on using bronchoalveolar lavage fluid as a biological sample to assess cardiopulmonary function and exercise performance in military personnel post COVID-19 infection. Precision Pathology Services, a CAP-accredited, CLIA-certified clinical pathology laboratory and our licensee, began a limited market launch in the second quarter of 2022 to pulmonologists, internists, and general practitioners in the South Texas area designed to refine future positioning and develop strategic marketing insight for our CyPath® Lung test. The services are completed upon release of a patient’s test result to the ordering healthcare provider.

To determine revenue recognition for the arrangements that the Company determines are within the scope of ASC 606, Revenue from Contracts with Customers, the Company performs the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Revenue Recognition

Our revenue is generated exclusively from royalties for our first diagnostic test, CyPath® Lung, from sales by Precision Pathology that began a limited market launch in the second quarter of 2022 to pulmonologists in the San Antonio, Texas, area designed to refine future positioning and develop strategic insight for our CyPath® Lung test. The services are completed upon release of a patient’s test result to the ordering healthcare provider.

To determine revenue recognition for the arrangements that the Company determines are within the scope of ASC 606, Revenue from Contracts with Customers, the Company performs the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Reclassifications

Reclassifications

Certain prior year balances have been reclassified to conform to current year presentation. The Company reclassified patent expenses and annuity costs of approximately $101,000 and $59,000 from research and development to selling, general and administrative for the six months and three months ended June 30, 2022, respectively.

Reclassifications

Certain prior year balances have been reclassified to conform to current year presentation. The Company reclassified patent and annuity costs of approximately $236,000 and $188,000 from research and development to selling, general and administrative for the years ended December 31, 2022, and 2021, respectively.

bioAffinity Technologies, Inc.

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2022 and 2021

Recently Issued Accounting Pronouncements

Recent Accounting Pronouncements

The Company continues to monitor new accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”) and does not believe any accounting pronouncements issued through the date of this Quarterly Report will have a material impact on the Company’s condensed consolidated financial statements.

Recently Issued Accounting Pronouncements

In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (ASU 2019-12). ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistency in application. ASU 2019-12 will be effective for public entities for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The Company adopted ASU 2019-12 and concluded there is no impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by eliminating the requirement to separate embedded conversion features from the host contract when the conversion features are not required to be accounted for as derivatives under Topic 815, Derivatives and Hedging, or that do not result in substantial premiums accounted for as paid-in capital. By removing the separation model, a convertible debt instrument will be reported as a single liability instrument with no separate accounting for embedded conversion features. This new standard also removes certain settlement conditions that are required for contracts to qualify for equity classification and simplifies the diluted earnings per share calculations by requiring that an entity use the if-converted method and that the effect of potential share settlement be included in diluted earnings per share calculations. The new standard will be effective for fiscal years beginning after December 15, 2023, for smaller reporting companies. As the Company currently does not have debt with conversion and other options, the Company does not believe the adoption will have a material impact on our consolidated financial statements.

Accounts and Other Receivables, Net

Accounts and Other Receivables, Net

Accounts and other receivables, net consists of amounts invoiced to Precision Pathology Services (“Precision Pathology”), a CAP-accredited, CLIA-certified clinical pathology laboratory and our licensee for royalties from sales of our first diagnostic test, CyPath® Lung.

The allowance for doubtful accounts is based on forecasted losses and a review on a specific identification basis of the collectability of outstanding receivables. As of December 31, 2022 and 2021, there is no allowance for doubtful accounts.

Prepaid Expenses and Other Assets

Prepaid Expenses and Other Assets

Prepaid expenses and other assets consist of prepaid insurance, maintenance contracts, dues, and legal retainers, etc. Expense is calculated using the straight-line method over the estimated useful lives of the respective term of service.

Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes certain legal, accounting, and other third-party fees that are directly related to the Company’s equity financings, including its IPO, until such financings are consummated. After consummation of the equity financing, these costs are recorded as a reduction of the proceeds received as a result of the financing. The Company capitalized certain legal, accounting, and other third-party fees that were directly related to the Company’s IPO. After the completion of the IPO in September 2022, total deferred offering costs of approximately $1.8 million were offset against the proceeds from the IPO and reclassified to additional paid-in capital in the accompanying consolidated balance sheets. At December 31, 2021, deferred offering costs totaling approximately $8,000 were included as non-current assets in the accompanying consolidated balance sheet.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the respective assets, generally three (3) years.

Property and equipment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company recognizes an impairment charge in the event the net book value of such assets exceeds the future undiscounted cash flows attributable to the asset group. No impairment losses were incurred during the years ended December 31, 2022 and 2021, respectively.

bioAffinity Technologies, Inc.

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2022 and 2021

Patent Expenses

Patent Expenses

Costs related to filing and pursuing patent applications, as well as costs related to maintaining the Company’s existing patent portfolio, are recorded as expenses as incurred since recoverability of such expenditures is uncertain.

Stock-Based Compensation Expense

Stock-Based Compensation Expense

Compensation expense related to stock options granted to employees and non-employees is measured at the grant date based on the estimated fair value of the award and is recognized on a straight-line basis over the requisite service period. Forfeitures are recognized as a reduction of stock-based compensation expense as they occur. The Company estimates the fair value of stock option grants using the Black-Scholes option pricing model.

The Black-Scholes option pricing model used to compute share-based compensation expense requires use of accounting judgment and financial estimates. Items requiring estimation include the expected term option holders will retain their vested stock options before exercising them and the estimated volatility of the Company’s Common Stock price over the expected term of a stock option. Application of alternative assumptions could result in different share-based compensation amounts being recorded in the financial statements. See Note 11 for additional disclosures related to stock-based compensation.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which the related temporary difference becomes deductible. The Company includes interest and penalties related to uncertain tax positions as part of income tax expense, if any. No such interest or penalties were recognized during the years ended December 31, 2022 and 2021, and the Company had no accruals for interest and penalties at December 31, 2022 or 2021.

Segment Information		Segment Information The Company is organized as a single operating segment, whereby its chief operating decision maker assesses the performance of and allocates resources to the business as a whole.
Fair Value of Financial Instruments

Fair Value of Financial Instruments

Assets and liabilities recorded at fair value on a recurring basis in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

The three-tier fair value hierarchy for disclosure of fair value measurements is as follows:

●	Level 1 inputs consist of unadjusted quoted prices in active markets for identical assets or liabilities and have the highest priority.
●	Level 2 valuations are based on quoted prices in markets that are not active.
●	Level 3 valuations are based on inputs that are unobservable and supported by little or no market activity.

See Note 7 for the fair value hierarchy table and inputs used in the fair value measurement for assets and liabilities.

Research and Development

Research and Development

Research and development costs are charged to expense as incurred. The Company’s research and development expenses consist primarily of expenditures for lab operations, preclinical studies, compensation, and consulting costs.

The Company incurred research and development expenses of $1.1 million and $1.0 million for the years ended December 31, 2022 and 2021, respectively.

Accrued Research and Development Costs

Accrued Research and Development Costs

The Company records accrued liabilities for estimated costs of research and development activities conducted by service providers, which include preclinical studies. The Company records the estimated costs of research and development activities based upon the estimated amount of services provided but not yet invoiced and includes these costs in accrued expenses in the accompanying balance sheets and within research and development expense in the accompanying consolidated statements of operations.

The Company accrues for these costs based on factors such as estimates of the work completed and in accordance with agreements established with service providers. The Company makes significant judgments and estimates in determining the accrued expenses balance in each reporting period. As actual costs become known, the Company adjusts its accrued liabilities. The Company has not experienced any material differences between accrued costs and actual costs incurred since its inception.

Regulatory Matters

Regulatory Matters

Regulations imposed by federal, state, and local authorities in the United States are a significant factor in providing medical care. In the United States, drugs, biological products, and medical devices are regulated by the United States Food, Drug and Cosmetic Act, which is administered by the U.S. Food and Drug Administration (“FDA”) and the Center for Medicare and Medicaid. The Company has not yet obtained marketing authorization from the FDA but is able to market its CyPath® Lung test as a Laboratory Developed test licensed to and sold by Precision Pathology Services, a CAP-accredited, CLIA-certified clinical pathology laboratory.